SCHEDULE OF EXPENSES ARISING FROM SHARE-BASED PAYMENT TRANSACTIONS RECOGNIZED PART OF EMPLOYEE BENEFIT EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	$ 260,456	$ 437,508	$ 714,578
Warrants to be Issued HC Wainwright [member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	134,956
Performance Rights [member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	125,500	436,119	622,725
Employee Stocks Options [member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments		1,389	75,186
Kentgrove Capital Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments			16,667
Reversal Of Forfeited Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments